ASSET RETIREMENT OBLIGATION ("ARO") - Tabular Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in asset retirement obligation
Balance, beginning of year	$ 102,325	$ 106,274
Change in estimates	26,586	3,020
Property acquisition and development activity	1,304	1,615
Bruin acquisition	21,964
Dunn County acquisition	5,880
Divestments	(13,525)	(758)
Settlements	(12,951)	(13,275)
Government assistance	(4,594)	0
Accretion expense	5,825	5,449
Balance, end of year	$ 132,814	$ 102,325